Property, plant and equipment	12 Months Ended
Mar. 29, 2026
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Shop-in-shop fixtures	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 31, 2024	37.3	21.3	225.2	10.3	49.7	4.1	347.9
Additions	0.2	0.2	5.4	0.1	1.4	21.8	29.1
Disposals	(0.1)	(0.2)	(3.1)	—	(0.4)	—	(3.8)
Transfers	0.5	1.2	11.5	—	1.3	(14.5)	—
Impact of foreign currency translation	0.5	0.6	7.9	0.3	2.0	0.5	11.8
March 30, 2025	38.4	23.1	246.9	10.7	54.0	11.9	385.0
Additions	1.8	0.6	9.4	0.2	2.1	38.3	52.4
Disposals	(0.1)	(1.1)	(3.5)	(0.6)	(2.5)	—	(7.8)
Transfers	0.5	1.4	24.8	1.2	2.8	(30.7)	—
Impact of foreign currency translation	0.1	(0.1)	(2.0)	—	(0.2)	0.3	(1.9)
March 29, 2026	40.7	23.9	275.6	11.5	56.2	19.8	427.7

	Plant equipment	Computer equipment	Leasehold improvements	Shop-in-shop fixtures	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 31, 2024	18.9	15.3	99.1	8.9	33.9	—	176.1
Depreciation	4.0	3.5	28.5	0.8	5.7	—	42.5
Disposals	—	(0.2)	(2.8)	—	(0.3)	—	(3.3)
Impairment losses	—	—	1.3	—	—	—	1.3
Impact of foreign currency translation	0.4	0.4	4.0	0.4	1.6	—	6.8
March 30, 2025	23.3	19.0	130.1	10.1	40.9	—	223.4
Depreciation	3.8	3.2	27.7	0.5	5.0	—	40.2
Disposals	—	(1.1)	(3.1)	(0.6)	(2.2)	—	(7.0)
Impairment losses	—	—	4.0	—	—	—	4.0
Impact of foreign currency translation	0.2	(0.1)	(0.4)	(0.1)	(0.1)	—	(0.5)
March 29, 2026	27.3	21.0	158.3	9.9	43.6	—	260.1

Net book value
March 30, 2025	15.1	4.1	116.8	0.6	13.1	11.9	161.6
March 29, 2026	13.4	2.9	117.3	1.6	12.6	19.8	167.6
Impairment losses of $8.4m and $2.8m were recognized for the years ended March 29, 2026 and March 30, 2025, respectively. These were recorded within the DTC segment and included in SG&A expenses in the statements of income. These impairments arose primarily as a result of lower than anticipated store performance, which negatively impacted forecasted cash flows. As a result, the Company may elect to close certain underperforming stores prior to the end of their original lease terms.